NOTE 3 RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
NOTE 3 RELATED PARTY TRANSACTIONS	As of December 31, 2013, $38,198 was due to Yorkdale Capital, LLC, a related party, for expenses paid on behalf of the Company.